Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Subtotal	$ 16,023,811	$ 10,825,672
Less: accumulated depreciation and amortization	(5,761,393)	(3,641,571)
Total	10,262,418	7,184,101
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	544,972	494,803
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	2,133,433	2,084,615
Capitalized development cost [Member]
Property, Plant and Equipment [Line Items]
Subtotal	10,464,573	8,081,105
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Subtotal	224,713	165,149
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 2,656,120